Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Future Lease Payments	The minimum future lease payments of the Company under the operating leases agreements subsequent to June 30, 2021, are as follows:

Total
(Unaudited)
Year ending December 31,
2021 (remainder)	$396
2022	73
2023	34

$503

The minimum future lease payments under the operating leases agreement subsequent to December 31, 2020, are as follows:

Total
Year ended December 31,	Unaudited
2021	$1,031
2022	994
2023	985
2024	992
2025 and thereafter	3,890

$7,892